Accrued Liabilities and Other Payables	6 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables

8. Accrued Liabilities and Other Payables

Accrued liabilities and other payables mainly consisted of the following:

	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Deposits	$302,732	$319,579
Accrued expenses	862,076	943,319
Salary payable	733,013	661,972
Others	26,647	132,995
Total	$1,924,468	$2,057,865

As of June 30, 2025, accrued expenses mainly included accrued professional fee of $470,096, and accrued penalty expense $391,980 for violation of agreement with China Post Zhongshan branch.

As of December 31, 2024, accrued expenses mainly included accrued professional fee of $540,000, and accrued penalty expense $380,000  for violation of agreement with China Post Zhongshan branch. The Company outsourced the jobs received from China Post Zhongshan branch to a third-party company, which was prohibited by the contract term and 20% of the service fee will be assessed to the Company for the violation. The Company entered into three outsourcing service agreements with China Post Zhongshan branch. Pursuant to the contractual provisions, a penalty was accrued in an amount equal to 20% of the actual service fees received in 2024. All three agreements expired and were terminated as of February 28, 2025.